Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Recognized Identifiable Assets and Liabilities Assumed
The following table summarizes the purchase price allocation of the Oberlo assets acquired and liabilities assumed at the acquisition date:

Amount $
Net closing working capital:
Cash	1,521
Trade Accounts Receivable	1,603
Accounts Payable	(885)
Estimated fair value of identifiable assets acquired:
Acquired technology	11,590
Customer relationships	395
Goodwill	4,813
Deferred tax liability on acquired intangibles	(1,798)
Total purchase price	17,239

The following table summarizes the purchase price allocation of the Kit assets acquired and liabilities assumed at the acquisition date:

Amount $
Net closing working capital	254
Estimated fair value of identifiable assets acquired:
Acquired technology	1,071
Goodwill	6,929
Total purchase price	8,254
assumed at the acquisition date:

Amount $
Net closing working capital	515
Estimated fair value of identifiable assets acquired:
Net tangible assets acquired	50
Goodwill	5,450
Total purchase price	6,015